Fair Value - Schedule of the Options in the Black-Sholes-Merton Pricing Model (Details) - $ / shares	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Stock price
Exercise price
Expected term in years
Expected dividend yield	0.00%	0.00%
Volatility
Risk-free interest Rate	1.00%	3.00%
Minimum [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Stock price	$ 0.02	$ 0.19
Exercise price	$ 0.09	$ 0.2
Expected term in years	3 days	3 days
Volatility	11.00%	14.00%
Maximum [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Stock price	$ 201.92	$ 15.89
Exercise price	$ 227.25	$ 17.46
Expected term in years	3 months 3 days	2 months 19 days
Volatility	27.00%	98.00%